Schedule of Movement of Provision for Allowance for Credit Loss of Contract Assets (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Offsetting Assets [Line Items]
Accounts Receivable, Credit Loss Expense (Reversal)	$ 306,180	$ 2,383,000	$ (3,158,000)	$ 8,610,248
Other Contract [Member]
Offsetting Assets [Line Items]
Accounts Receivable, Allowance for Credit Loss, Beginning Balance		750,000	307,040
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)		0	382,960
Accounts Receivable, Credit Loss Expense (Reversal)		1,700,000	60,000
Accounts Receivable, Allowance for Credit Loss, Ending Balance		$ 2,450,000	$ 750,000	$ 307,040